UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number
811-21462

Tortoise Energy Infrastructure Corp
(Exact Name of Registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of Principal Executive Offices) (Zip code)

P. Bradley Adams
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and Address of Agent For Service)

Registrant's telephone number, including area code: 913-981-1020

Date of fiscal year end: November 30

Date of reporting period: July 1, 2018 - June 30, 2019

Item 1. Proxy Voting Record

Vote Summary
RICE MIDSTREAM PARTNERS LP
Security	762819100	Meeting Type	Special
Ticker Symbol	RMP	Meeting Date	20-Jul-2018
ISIN	US7628191006
Item	Proposal	Proposed by	Vote	For/Against Management
1.
To consider and vote on a proposal to approve the
Agreement and Plan of Merger, dated as of April 25,
2018, by and among EQT Midstream Partners, LP, EQT
Midstream Services, LLC, EQM Acquisition Sub, LLC,
EQM GP Acquisition Sub, LLC, Rice Midstream Partners
LP, Rice Midstream Management LLC and, ...(DUE TO
SPACE LIMITS, SEE PROXY STATEMENT FOR FULL
PROPOSAL)
Management	For	For
WILLIAMS PARTNERS, L.P.
Security	96949L105	Meeting Type	Consent
Ticker Symbol	WPZ	Meeting Date	09-Aug-2018
ISIN	US96949L1052
Item	Proposal	Proposed by	Vote	For/Against Management
1.
Consent to, and hereby approve, the Merger Agreement
and the transactions contemplated thereby, including the
merger of Merger Sub with and into Williams Partners,
with Williams Partners surviving as a wholly-owned
subsidiary of Williams. ("FOR" = Approve, "AGAINST" =
do not approve, "ABSTAIN" votes will not be counted)
Management	For	For
ENERGY TRANSFER PARTNERS, L.P.
Security	29278N103	Meeting Type	Special
Ticker Symbol	ETP	Meeting Date	18-Oct-2018
ISIN	US29278N1037
Item	Proposal	Proposed by	Vote	For/Against Management
1.
To consider and vote on a proposal to adopt the
Agreement and Plan of Merger, dated as of August 1,
2018 (as may be amended from time to time, the "merger
agreement"), by and among Energy Transfer Equity, L.P.
("ETE"), LE GP, LLC, the general partner of ETE,
Streamline Merger Sub, LLC, a wholly owned subsidiary
of ETE ("ETE Merger Sub"), Energy Transfer Partners,
L.P. ("ETP") and Energy Transfer Partners, L.L.C., as the
general partner of Energy Transfer Partners GP, L.P., the
general partner of ETP, and the transactions
contemplated thereby.
Management	For	For
2.
To consider and vote on a proposal to approve the
adjournment of the special meeting, if necessary, to
solicit additional proxies if there are not sufficient votes to adopt the merger agreement and the transactions
contemplated thereby at the time of the special meeting.
Management	For	For
SPECTRA ENERGY PARTNERS, LP
Security	84756N109	Meeting Type	Consent
Ticker Symbol	SEP	Meeting Date	13-Dec-2018
ISIN	US84756N1090
Item	Proposal	Proposed by	Vote	For/Against Management
1.
Approval of merger of Autumn Acquisition Sub, LLC, a
Delaware limited liability company & an indirect wholly-
owned subsidiary of Enbridge Inc., with & into Spectra
Energy Partners, LP (SEP), with SEP continuing as
surviving entity & an indirect wholly-owned subsidiary of
Enbridge, & approval of  Agreement & Plan of Merger, as
such agreement may be amended from time to time,
entered into by & among SEP, Spectra Energy Partners
(DE) GP, LP, Enbridge, Enbridge (U.S.) Inc., Merger Sub
and, solely for purposes of Article I, Article II & Article XI therein.
Management	Against	Against
ENBRIDGE ENERGY PARTNERS, L.P.
Security	29250R106	Meeting Type	Special
Ticker Symbol	EEP	Meeting Date	17-Dec-2018
ISIN	US29250R1068
Item	Proposal	Proposed by	Vote	For/Against Management
1.
To approve the Agreement and Plan of Merger, dated as
of September 17, 2018 (as it may be amended from time
to time, the "Merger Agreement"), entered into by and
among Enbridge Energy Partners, L.P., Enbridge Energy
Company, Inc., Enbridge Energy Management, L.L.C.,
Enbridge Inc., Enbridge (U.S.) Inc., Winter Acquisition
Sub II, LLC and, solely for purposes of Article I, Article II and Article XI therein, Enbridge US Holdings Inc.
Management	Against	Against
2.
To approve the adjournment of the special meeting from
time to time, if necessary to solicit additional proxies if
there are not sufficient votes to approve the Merger
Agreement at the time of the special meeting.
Management	Against	Against
ENLINK MIDSTREAM PARTNERS, LP
Security	29336U107	Meeting Type	Special
Ticker Symbol	ENLK	Meeting Date	23-Jan-2019
ISIN	US29336U1079
Item	Proposal	Proposed by	Vote	For/Against Management
1.
To approve the Agreement and Plan of Merger, dated as
of October 21, 2018 ("Merger Agreement"), by and
among EnLink Midstream, LLC ("ENLC"), EnLink
Midstream Manager, LLC, the managing member of
ENLC, NOLA Merger Sub, LLC, a wholly-owned
subsidiary of ENLC ("Merger Sub"), EnLink Midstream
Partners, LP ("ENLK"), and EnLink Midstream GP, LLC.
Management	For	For
2.
To consider and vote upon a proposal to approve the
adjournment of the special meeting to a later date or
dates, if necessary or appropriate, to solicit additional
proxies in the event there are not sufficient votes at the
time of the special meeting to approve Proposal 1.
Management	For	For
WESTERN GAS PARTNERS, LP
Security	958254104	Meeting Type	Special
Ticker Symbol	WES	Meeting Date	27-Feb-2019
ISIN	US9582541044
Item	Proposal	Proposed by	Vote	For/Against Management
1.
To approve the Contribution Agreement and Agreement
and Plan of Merger, dated as of November 7, 2018 (the
Merger Agreement), by and among Anadarko Petroleum
Corporation (Anadarko), Anadarko E&P Onshore LLC,
Western Gas Equity Partners, LP (WGP), Western Gas
Equity Holdings, LLC, Western Gas Partners, LP (WES),
Western Gas Holdings, LLC, Clarity Merger Sub, LLC
and other affiliates of Anadarko and WES. Due to
systems limitations, please see the proxy statement for
the full proposal.
Management	For	For
2.
To approve the adjournment of the special meeting, if
necessary, to solicit additional proxies if there are not
sufficient votes to approve the Merger Agreement and the
transactions contemplated thereby, including the Merger,
at the time of the special meeting.
Management	For	For
ANTERO MIDSTREAM PARTNERS LP
Security	03673L103	Meeting Type	Special
Ticker Symbol	AM	Meeting Date	08-Mar-2019
ISIN	US03673L1035
Item	Proposal	Proposed by	Vote	For/Against Management
1.
To approve (i) Simplification Agreement, by & among
Antero Midstream GP LP, Antero Midstream Partners LP
("Antero Midstream") & certain of their affiliates, as may
be amended from time to time, (ii) merger of an indirect,
wholly owned subsidiary of Antero Midstream Corp.
("New AM") with & into Antero Midstream, as
contemplated by the Simplification Agreement, with
Antero Midstream surviving such Merger as an indirect,
wholly owned subsidiary of New AM, and (iii) other
transactions contemplated by the Simplification
Agreement.
Management	For	For
NUSTAR ENERGY L.P.
Security	67058H102	Meeting Type	Annual
Ticker Symbol	NS	Meeting Date	23-Apr-2019
ISIN	US67058H1023
Item	Proposal	Proposed by	Vote	For/Against Management
1.	Election of Directors:	Management	For	For
01)	J. Dan Bates
02)	James F. Clingman, Jr.
03)	Dan J. Hill
2.	To approve the NuStar Energy L.P. 2019 Long-Term Incentive Plan.	Management	For	For
3.	To ratify the appointment of KPMG LLP as NuStar Energy L.P.'s independent registered public accounting firm for 2019.	Management	For	For
4.	To approve an advisory resolution on executive compensation.	Management	For	For
5.	To recommend, by advisory vote, the frequency of future advisory votes on executive compensation.	Management	3 Years	For
MAGELLAN MIDSTREAM PARTNERS,L.P.
Security	559080106	Meeting Type	Annual
Ticker Symbol	MMP	Meeting Date	25-Apr-2019
ISIN	US5590801065
Item	Proposal	Proposed by	Vote	For/Against Management
1.	Election of Directors:	Management	For	For
Walter R. Arnheim
Lori A. Gobillot
Edward J. Guay
2.	Advisory Resolution to Approve Executive Compensation	Management	For	For
3.	Ratification of Appointment of Independent Auditor for 2019	Management	For	For
THE WILLIAMS COMPANIES, INC.
Security	969457100	Meeting Type	Annual
Ticker Symbol	WMB	Meeting Date	09-May-2019
ISIN	US9694571004
Item	Proposal	Proposed by	Vote	For/Against Management
1.01	Election of Directors: Alan S. Armstrong	Management	For	For
1.02	Election of Directors: Stephen W. Bergstrom	Management	For	For
1.03	Election of Directors: Nancy K. Buese	Management	For	For
1.04	Election of Directors: Stephen I. Chazen	Management	For	For
1.05	Election of Directors: Charles I. Cogut	Management	For	For
1.06	Election of Directors: Kathleen B. Cooper	Management	For	For
1.07	Election of Directors: Michael A. Creel	Management	For	For
1.08	Election of Directors: Vicki L. Fuller	Management	For	For
1.09	Election of Directors: Peter A. Ragauss	Management	For	For
1.10	Election of Directors: Scott D. Sheffield	Management	For	For
1.11	Election of Directors: Murray D. Smith	Management	For	For
1.12	Election of Directors: William H. Spence	Management	For	For
2.	Ratification of Ernst & Young LLP as auditors for 2019.	Management	For	For
3.	Approval, by nonbinding advisory vote, of the Company's executive compensation.	Management	For	For
GASLOG PARTNERS LP
Security	Y2687W108	Meeting Type	Annual
Ticker Symbol	GLOP	Meeting Date	10-May-2019
ISIN	MHY2687W1084

Item	Proposal	Proposed by	Vote	For/Against Management
1.	To elect Robert B. Allardice III as class I Director to serve for three-year term until the 2022 annual meeting or until his successor has been elected or appointed.	Management	For	For
2.	To ratify the appointment of Deloitte LLP as our independent auditors for the fiscal year ending December 31, 2019.	Management	For	For
PLAINS ALL AMERICAN PIPELINE, L.P.
Security	726503105	Meeting Type	Annual
Ticker Symbol	PAA	Meeting Date	15-May-2019
ISIN	US7265031051
Item	Proposal	Proposed by	Vote	For/Against Management
1.	The election of two Class II directors to serve on the Board until the 2022 annual meeting.	Management	For	For
Victor Burk
Gary R. Petersen
2.	Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2019.	Management	For	For
3.	The approval, on a non-binding advisory basis, of our named executive officer compensation.	Management	For	For
ONEOK, INC.
Security	682680103	Meeting Type	Annual
Ticker Symbol	OKE	Meeting Date	22-May-2019
ISIN	US6826801036
Item	Proposal	Proposed by	Vote	For/Against Management
1.01	Election of directors: Brian L. Derksen	Management	For	For
1.02	Election of directors: Julie H. Edwards	Management	For	For
1.03	Election of directors: John W. Gibson	Management	For	For
1.04	Election of directors: Mark W. Helderman	Management	For	For
1.05	Election of directors: Randall J. Larson	Management	For	For
1.06	Election of directors: Steven J. Malcolm	Management	For	For
1.07	Election of directors: Jim W. Mogg	Management	For	For
1.08	Election of directors: Pattye L. Moore	Management	For	For
1.09	Election of directors: Gary D. Parker	Management	For	For
1.10	Election of directors: Eduardo A. Rodriguez	Management	For	For
1.11	Election of directors: Terry K. Spencer	Management	For	For
2	Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of ONEOK, Inc. for the year ending December 31, 2019.	Management	For	For
3.	An advisory vote to approve ONEOK, Inc.'s executive compensation.	Management	For	For
TARGA RESOURCES CORP.
Security	87612G101	Meeting Type	Annual
Ticker Symbol	TRGP	Meeting Date	30-May-2019
ISIN	US87612G1013
Item	Proposal	Proposed by	Vote	For/Against Management
1.01	Election of Directors: Waters S. Davis, IV	Management	For	For
1.02	Election of Directors: Rene R. Joyce	Management	For	For
1.03	Election of Directors: Chris Tong	Management	For	For
2.	Ratification of the selection of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for 2019.	Management	For	For
3.	Approval, on an advisory basis, of the compensation of the Company's named executive officers, as disclosed in the proxy statement pursuant to the compensation disclosure rules of the SEC.	Management	For	For
BUCKEYE PARTNERS, L.P.
Security	118230101	Meeting Type	Annual
Ticker Symbol	BPL	Meeting Date	04-Jun-2019
ISIN	US1182301010
Item	Proposal	Proposed by	Vote	For/Against Management
1.	The election of three Class III directors to serve on our general partner's board of directors until our 2022 annual meeting of limited partners.	Management	For	For
Oliver G. Richard, III
Clark C. Smith
Frank S. Sowinski
2.	The ratification of the selection of Deloitte & Touche LLP as Buckeye Partners, L.P.'s independent registered public accountants for 2019.	Management	For	For
3.	The approval, in an advisory vote, of the compensation of Buckeye's named executive officers as described in our proxy statement pursuant to Item 402 of Regulation S-K.	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TORTOISE ENERGY INFRASTRCUTURE CORPORATION

Date: August 29, 2019	By:	/s/ P. Bradley Adams P. Bradley Adams Chief Executive Officer, Principal Financial Officer and Treasurer